Prepayments and deposits (Details) - USD ($)	Jul. 31, 2022	Oct. 31, 2021
Prepayments And Deposits [Abstract]
Prepaid lease deposits	$ 2,693,162	$ 886,951
Prepaid equipment deposits	62,591,565	3,231,836
Prepaid insurance	5,772,465	3,839,880
Current Prepaid Construction Costs	21,891,269	0
Other prepaids	2,883,378	626,557
Prepayment and deposits, current and noncurrent	95,831,839	8,585,224
Other non-current assets	2,109,568	0
Prepayments and deposits	$ 93,722,271	$ 8,585,224